Leases - Schedule of Disclosure in Tabular Form Of Expenses Relating to Payments not included (Detail) - CAD ($) $ in Thousands	6 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Presentation of leases for lessee [abstract]
Leases of low value assets	$ 12	$ 7
Variable lease payments	241	281
Measurement of the lease liability	$ 253	$ 288